Share capital (Details Narrative)	Apr. 07, 2025 USD ($) $ / shares shares	Apr. 07, 2025 SGD ($)	Apr. 20, 2024 USD ($) shares	Apr. 20, 2024 SGD ($) shares	Apr. 17, 2024 USD ($) shares	Apr. 17, 2024 SGD ($) shares	Apr. 10, 2024 USD ($) shares	Apr. 10, 2024 SGD ($) shares	Feb. 18, 2024	Feb. 01, 2024 USD ($) shares $ / shares	Feb. 01, 2024 SGD ($) shares	Jun. 12, 2023 USD ($) shares	Jun. 12, 2023 SGD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Description of share capital									On February 18, 2024, the Company consolidated every five issued and unissued existing shares of par value of US$0.0001 each into one share of par value of US$0.0005 each.
Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					34,000	34,000
Number of shares issued, value					$ 102,000	$ 130,607
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,450,000											359,940	359,940	10,864,802	8,152,574
Number of shares issued, value												$ 250,000	$ 329,825
Number of shares issued for service												1,397,600	1,397,600
Par value per share | $ / shares	$ 4.00
Ordinary shares [member] | Employees [member]
IfrsStatementLineItems [Line Items]
Number of shares granted										5,900,000	5,900,000
Exercise price | $ / shares										$ 0.0001
Fair value of stock options										$ 2,690,000	$ 3,606,000
Ordinary shares [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			33,333	33,333			100,000	100,000
Number of shares issued, value	$ 7,614,000	$ 2,081,982	$ 99,000	$ 126,765			$ 300,000	$ 384,138
Discounts, expense allowance and expenses | $	$ 1,594,509
Expense allowance and expenses | $		$ 9,941,750